Nature of the Business and Basis of Presentation (Details) - Schedule of condensed consolidated statement of stockholders’ equity - USD ($) $ in Thousands		3 Months Ended
	Jun. 10, 2021	Sep. 30, 2021	Jun. 30, 2021
Nature of the Business and Basis of Presentation (Details) - Schedule of condensed consolidated statement of stockholders’ equity [Line Items]
Redemption of Class H units	$ (900)
Embry notes conversion	4,118
Warrants net settlement conversion
SAFEs conversion	86,099
PIPE and SPAC financing	377,654
Earn-out liability	(119,759)
Transaction expenses	(22,675)
Warrants liability	(74,408)
Reverse recapitalization	$ 250,129	$ 1,100	$ 250,135
Class A Common Stock
Nature of the Business and Basis of Presentation (Details) - Schedule of condensed consolidated statement of stockholders’ equity [Line Items]
Redemption of Class H units (in Shares)	(125,101)
Redemption of Class H units
Embry notes conversion Shares (in Shares)	8,023,072
Embry notes conversion	$ 1
Warrants net settlement conversion Shares (in Shares)	278,533
Warrants net settlement conversion
SAFEs conversion Shares (in Shares)	7,466,891
SAFEs conversion	$ 1
PIPE and SPAC financing Shares (in Shares)	44,797,894
PIPE and SPAC financing	$ 4
Earn-out liability Shares (in Shares)
Earn-out liability
Transaction expenses Shares (in Shares)
Transaction expenses
Warrants liability Shares (in Shares)
Warrants liability
Reverse recapitalization Shares (in Shares)	60,441,289
Reverse recapitalization	$ 6
Class V Common Stock
Nature of the Business and Basis of Presentation (Details) - Schedule of condensed consolidated statement of stockholders’ equity [Line Items]
Redemption of Class H units (in Shares)
Redemption of Class H units
Embry notes conversion Shares (in Shares)
Embry notes conversion
Warrants net settlement conversion Shares (in Shares)
Warrants net settlement conversion
SAFEs conversion Shares (in Shares)	454,077
SAFEs conversion
PIPE and SPAC financing Shares (in Shares)
PIPE and SPAC financing
Earn-out liability Shares (in Shares)
Earn-out liability
Transaction expenses Shares (in Shares)
Transaction expenses
Warrants liability Shares (in Shares)
Warrants liability
Reverse recapitalization Shares (in Shares)	454,077
Reverse recapitalization